Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
Cost	$ 6,963.4	$ 2,884.5
Accumulated Amortization	(1,804.2)	(1,616.5)
Net	5,159.2	1,268.0
Customer Relationships [Member]
Intangible Assets
Cost	6,782.3	2,761.7
Accumulated Amortization	(1,782.3)	(1,600.5)
Net	5,000.0	1,161.2
Trademarks [Member]
Intangible Assets
Cost	181.1	122.8
Accumulated Amortization	(21.9)	(16.0)
Net	$ 159.2	$ 106.8